Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	10 years
Minimum [Member] | Buildings [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	13 years
Minimum [Member] | Mechanical Equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	3 years
Maximum [Member] | Buildings [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	30 years
Maximum [Member] | Mechanical Equipment [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	20 years